Finance Income - Summary of Finance Income and Interest Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income
Cash and cash equivalents	₩ 102,505	₩ 100,205	₩ 51,872
Financial assets at fair value through profit or loss	54,385	65,470	58,540
Financial assets at amortized cost	2,859	2,929	1,308
Loans	45,511	44,029	33,545
Short-term financial instruments	31,766	34,260	15,827
Long-term financial instruments	20,562	14,183	14,371
Other financial assets	262	241	637
Trade and other receivables	209,675	168,303	164,653
Total Interest Income	467,525	429,620	340,753
Dividend income	70,601	25,941	28,875
Gains on disposal of financial assets	45,493	13,162	11,199
Gains on valuation of financial assets at fair value through profit or loss	83,408	152,322	7,099
Gains on valuation of derivatives	2,231,533	382,611	595,256
Gains on transaction of derivatives	362,119	268,618	429,847
Gains on foreign currency translation	142,723	104,901	389,361
Gains on foreign currency transaction	35,893	42,886	29,997
Other financial income	8,882	4,970	925
Total Finance Income	₩ 3,448,177	₩ 1,425,031	₩ 1,833,312